Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.68%
Education Revenue Bonds — 21.17%
Buffalo & Erie County, New York Industrial Land Development
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	$ 450,475
Build NYC, New York Resource
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,591,948
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	1,005,710
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	491,320
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	560,194
5.00% 7/1/42	1,365,000	1,389,925
(Manhattan College Project) 5.00% 8/1/47	500,000	509,015
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	493,386
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	224,663
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	462,795
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	233,768
Series A 144A 4.00% 6/15/56 #	450,000	324,778
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	758,317
Dutchess County, New York Local Development
(Vassar College Project)
5.00% 7/1/37	1,000,000	1,055,410
5.00% 7/1/36	1,000,000	1,060,750
Hempstead Town, New York Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	515,225
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	1,019,720
NQ-401 [5/23] 7/23 (2980424)    1

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/59 #	1,000,000	$ 961,490
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	304,365
(True North Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/40 #	1,000,000	1,004,630
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,063,620
Series C 4.00% 7/1/43	500,000	484,620
Nassau County, New York Local Economic Assistance
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,730,925
New York City, New York Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	927,970
New York State Dormitory Authority
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,745,360
(Fordham University) 5.00% 7/1/44	650,000	656,819
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	870,173
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,694
(New York State University Dormitory Facilities) Series A 5.00% 7/1/37	2,200,000	2,352,394
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,085,420
Series A 5.00% 7/1/39	2,000,000	2,075,360
(School Districts Financing Program) Series B 5.00% 10/1/42 (AGM)	2,000,000	2,136,940
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	276,627
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,757,639
5.00% 7/1/48	1,000,000	1,045,960
2    NQ-401 [5/23] 7/23 (2980424)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Lawrence County, New York Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	$ 934,940
Tompkins County, New York Development
(Ithaca College Project) 5.00% 7/1/34	750,000	768,112
Westchester County, New York Local Development
(Pace University) Series A 5.00% 5/1/34	1,725,000	1,730,020
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	571,226
Series A 5.00% 10/15/50	250,000	222,397
		41,230,100
Electric Revenue Bonds — 7.51%
Build NYC, New York Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	918,290
Guam Power Authority
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,390,290
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	486,554
5.00% 9/1/39	2,000,000	2,145,920
5.00% 9/1/47	1,500,000	1,582,635
Series A 5.00% 9/1/37	425,000	481,427
Series B 5.00% 9/1/41	2,065,000	2,148,550
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	977,740
(Green Transmission Project) 4.00% 11/15/42 (AGM)	1,000,000	982,230
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	46,638
Series A 6.75% 7/1/36 ‡	625,000	453,906
Series AAA 5.25% 7/1/25 ‡	35,000	25,025
Series TT 5.00% 7/1/32 ‡	1,120,000	803,600
Series WW 5.25% 7/1/33 ‡	195,000	139,912
NQ-401 [5/23] 7/23 (2980424)    3

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/17 ‡	420,000	$ 295,050
Series WW 5.50% 7/1/19 ‡	330,000	231,825
Series XX 4.75% 7/1/26 ‡	40,000	28,400
Series XX 5.25% 7/1/40 ‡	1,430,000	1,026,025
Series ZZ 4.75% 7/1/27 ‡	30,000	21,300
Series ZZ 5.00% 7/1/19 ‡	570,000	400,425
Series ZZ 5.25% 7/1/24 ‡	50,000	35,750
		14,621,492
Healthcare Revenue Bonds — 8.65%
Buffalo & Erie County, New York Industrial Land Development
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	219,718
Build NYC, New York Resource
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	932,910
Dutchess County, New York Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	848,710
Guilderland, New York Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	411,836
5.00% 12/1/46	540,000	535,248
(Rochester Regional Health Project) Series D 4.00% 12/1/38	2,550,000	2,309,051
Nassau County, New York Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	735,418
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	869,140
Series A 4.00% 9/1/50	2,500,000	2,012,175
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,143,580
4    NQ-401 [5/23] 7/23 (2980424)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	$ 454,603
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	800,000	802,776
144A 5.00% 12/1/45 #	700,000	656,131
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	300,000	237,162
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	369,520
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	701,932
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	483,365
Series A 144A 5.00% 7/1/56 #	1,000,000	745,590
		16,843,865
Housing Revenue Bond — 0.52%
New York State Mortgage Agency Homeowner Revenue
(Social Bonds) Series 250 4.80% 10/1/48	1,000,000	1,006,320
		1,006,320
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.47%
Erie County, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 5.84% 6/1/60 #, ^	65,350,000	3,652,412
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 3.00% 1/1/46 (AGM)	2,000,000	1,536,480
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	830,310
Series A 4.00% 3/1/45 (AGM)	1,000,000	940,370
NQ-401 [5/23] 7/23 (2980424)    5

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs) Series S4B 144A 1.63% 6/1/60 #, ♦, ^	30,000,000	$ 1,093,800
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,054,131
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/37 (AMT)	340,000	355,790
Suffolk, New York Tobacco Asset Securitization
Senior Series A-2 4.00% 6/1/50	1,595,000	1,414,063
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,932,300
Westchester, New York Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	750,075
		14,559,731
Lease Revenue Bonds — 7.84%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,821,151
New York City, New York Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,500,270
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,199,448
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	3,927,600
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,915
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,519,200
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,721,850
6    NQ-401 [5/23] 7/23 (2980424)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	1,000,000	$ 1,073,930
		15,264,364
Local General Obligation Bonds — 2.45%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,051,262
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,065,800
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,667,145
		4,784,207
Pre-Refunded Bonds — 1.05%
Dutchess County, New York Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,017,800
New York State Dormitory Authority
(Touro College & University) Series A 5.50% 1/1/44-24 §	1,000,000	1,023,070
		2,040,870
Resource Recovery Revenue Bond — 0.67%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,303,665
		1,303,665
Special Tax Revenue Bonds — 24.26%
Commonwealth of Puerto Rico
2.732% 11/1/51 •	995,550	398,220
(Restructured) 3.163% 11/1/43 •	4,048,909	1,978,904
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	8,152,255	6,745,991
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	215,660
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	497,385
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,074,960
NQ-401 [5/23] 7/23 (2980424)    7

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	$ 2,027,120
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	494,690
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	2,000,000	1,575,160
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,028,200
5.00% 11/15/40	1,000,000	1,023,020
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,578,450
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	968,680
Series A 5.00% 3/15/40	5,000,000	5,318,000
Series E 3.00% 3/15/50	1,500,000	1,134,090
Series E 4.00% 3/15/48	1,000,000	972,210
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities) Series A 5.00% 7/1/42	1,300,000	1,368,991
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	1,000,000	1,074,550
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Series A 4.00% 5/15/57	1,000,000	945,160
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	444,000	423,665
Series A-1 4.75% 7/1/53	6,805,000	6,309,937
Series A-1 5.00% 7/1/58	3,665,000	3,510,850
Series A-1 5.791% 7/1/46 ^	13,880,000	3,750,931
Series A-1 5.944% 7/1/51 ^	6,555,000	1,305,428
Series A-2 4.329% 7/1/40	370,000	343,704
Series A-2 4.536% 7/1/53	1,330,000	1,190,430
		47,254,386
8    NQ-401 [5/23] 7/23 (2980424)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 1.13%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,445,926	$ 1,211,093
Series A-1 4.00% 7/1/46	1,230,000	994,529
		2,205,622
Transportation Revenue Bonds — 12.06%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,344,175
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	3,005,600
Series B 4.00% 11/15/50	1,000,000	906,550
Series E 4.00% 11/15/45	1,500,000	1,391,220
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,549,110
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	948,260
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,445,640
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	720,960
(LaGuardia Airport Terminal B Redevelopment Project) Series A 5.25% 1/1/50 (AMT)	1,000,000	996,220
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	2,000,000	2,166,800
Series A 4.00% 12/1/40 (AMT)	335,000	310,475
New York Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,128,330
(MTA Bridges and Tunnels) Series A 5.00% 11/15/41	2,000,000	2,049,020
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	816,741
Series A 5.00% 4/1/37 (AMT)	750,000	780,555
Series A 5.00% 4/1/39 (AMT)	350,000	361,655
NQ-401 [5/23] 7/23 (2980424)    9

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	$ 1,021,328
Puerto Rico Highway & Transportation Authority
(Restructured) Series C 6.796% 7/1/53	2,530,000	1,543,275
		23,485,914
Water & Sewer Revenue Bonds — 2.90%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,036,560
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,670,650
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	977,850
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 4.00% 6/15/47	1,000,000	971,610
		5,656,670
Total Municipal Bonds (cost $197,160,335)		190,257,206

Short-Term Investments — 1.28%
Variable Rate Demand Notes — 1.28%¤
New York City, New York
Fiscal 2018 Subordinate Series E-5 3.85% 3/1/48 (LOC - TD Bank, N.A.)	100,000	100,000
Fiscal 2023 Subordinate Series A-4 3.85% 9/1/49 (LOC - TD Bank, N.A.)	850,000	850,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2008 Subordinate Series BB-5 3.85% 6/15/33 (SPA - Bank of America N.A)	150,000	150,000
10    NQ-401 [5/23] 7/23 (2980424)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2023 Subordinate Series BB-2 3.85% 6/15/44 (SPA - Mizuho Bank)	1,400,000	$ 1,400,000
Total Short-Term Investments (cost $2,500,000)		2,500,000
Total Value of Securities—98.96% (cost $199,660,335)		192,757,206

Receivables and Other Assets Net of Liabilities—1.04%		2,025,502
Net Assets Applicable to 18,733,524 Shares Outstanding—100.00%		$194,782,708
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $20,964,525, which represents 10.76% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
NQ-401 [5/23] 7/23 (2980424)    11

Schedule of investments
Delaware Tax-Free New York Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ-401 [5/23] 7/23 (2980424)